Quarterly Financial Information - Quarterly Financial Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 02, 2015 USD ($) $ / shares shares	Feb. 01, 2015 USD ($) Store $ / shares shares	Nov. 02, 2014 USD ($) Store $ / shares shares	Aug. 03, 2014 USD ($) Store $ / shares shares	May. 04, 2014 USD ($) Store $ / shares shares	Feb. 02, 2014 USD ($) Store $ / shares shares	Nov. 03, 2013 USD ($) Store $ / shares shares	Aug. 04, 2013 USD ($) Store shares	May. 05, 2013 USD ($) Store $ / shares shares	Aug. 02, 2015 USD ($) $ / shares shares	Aug. 03, 2014 USD ($) Store $ / shares shares	Feb. 01, 2015 USD ($) Store $ / shares shares	Feb. 02, 2014 USD ($) Store $ / shares shares	Feb. 03, 2013 USD ($) $ / shares shares
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 217,339	$ 207,069	$ 163,474	$ 181,385	$ 194,823	$ 171,371	$ 142,330	$ 153,723	$ 168,155	$ 440,014	$ 376,208	$ 746,751	$ 635,579	$ 608,067
Income (loss) before provision (benefit) for income taxes	$ 17,722	23,012	(6,814)	(20,923)	16,219	6,380	(12,910)	(794)	10,554	$ 48,820	$ (4,704)	$ 11,494	$ 3,230	$ (3,920)
Net income (loss)		$ 14,660	$ (4,607)	$ (13,878)	$ 11,461	$ 4,877	$ (10,160)	$ (98)	$ 7,550
Net income (loss) per share of common stock:
Basic | $ / shares	$ 0.31	$ 0.37	$ (0.13)	$ (0.42)	$ 0.35	$ 0.15	$ (0.31)		$ 0.23	$ 0.79	$ (0.07)	$ 0.22	$ 0.07	$ 0.26
Diluted | $ / shares	$ 0.29	$ 0.34	$ (0.13)	$ (0.42)	$ 0.34	$ 0.14	$ (0.31)		$ 0.22	$ 0.76	$ (0.07)	$ 0.21	$ 0.06	$ 0.26
Denominator:
Basic | shares	40,850,649	39,969,230	34,881,763	33,204,272	33,204,272	33,191,811	33,186,273	33,186,273	33,186,273	40,542,895	33,204,272	35,314,884	33,187,776	33,186,426
Diluted | shares	42,706,155	43,341,818	34,881,763	33,204,272	34,136,340	34,034,149	33,186,273	33,186,273	33,916,570	42,527,135	33,204,272	37,126,048	34,030,115	33,747,535
Stores open at end of period | Store		73	70	69	68	66	64	62	61		69	73	66